INVESTMENTS IN ASSOCIATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inversiones Puerto Coronel S.A. [Member]
Statement [Line Items]
Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional Currency	U.S. dollar
Corporate purpose	Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.
Ownership interest (%)	50.00%
Carrying amount	$ 64,000	$ 55,873
Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.00%
Carrying amount	$ 325	220
Genómica Forestal S.A. [Member]
Statement [Line Items]
Name	Genómica Forestal S.A.
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.
Ownership interest (%)	25.00%
Carrying amount	$ 6	7
Consorcio Tecnológico Bioenercel S.A. [Member]
Statement [Line Items]
Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.
Ownership interest (%)	20.00%
Carrying amount	$ 1	1
Florestal Vale do Corisco S.A. [Member]
Statement [Line Items]
Name	Florestal Vale do Corisco S.A.
Country	Brazil
Functional Currency	Brazilian real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.00%
Carrying amount	$ 26,910	26,823
Falco MS SPE S.A. [Member]
Statement [Line Items]
Name	Falcão MS SPE S.A.
Country	Brazil
Functional Currency	Brazilian real
Corporate purpose	Management of land for leases to related parties.
Ownership interest (%)	49.00%
Carrying amount	$ 9,579	$ 0